Financial Risk Management - Summary of Exposure to Foreign Currency Risk (Detail)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 EUR (€)	Jun. 30, 2024 AUD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 EUR (€)	Jun. 30, 2023 AUD ($)
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Cash in bank			$ 94,932,968			$ 119,829,155
Currency Risk [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Cash in bank	$ 16,024,380	€ 64,516,106		$ 2,992,306	€ 27,753,499
Trade and other receivables	27,456	5,439,790		125,024	4,265,992
Trade and other payables	$ (370,607)	€ (3,006,610)		$ (1,484,954)	€ (4,271,655)